Financial Instruments (Detail Textuals 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative liabilities | Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of derivative financial instruments	$ 9,720	$ 8,690
Net unrealized fair value gain (loss) of derivative	172	$ (131)
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in Loss from continuing operations 1% if benchmark interest rate is lower with all other variables held constant	506
Increase in Loss from continuing operations if 1% benchmark interest rate is higher with all other variables held constant	424
Bottom of range | Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in other comprehensive loss from continuing operations if equity prices strengthened 10% with all other variables held constant	416
Top of range | Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in other comprehensive loss from continuing operations if equity prices weakened 10% with all other variables held constant	$ 416